Supplement dated October 26, 2006 to the Prospectus dated July 19, 2006


                Claymore Securities Defined Portfolio, Series 315

                    Preferred Securities Portfolio, Series 9

                               File No. 333-135776

         Notwithstanding anything to the contrary in the Prospectus, the following table replaces the concession table in the "How We Distribute Units" section of the Prospectus:

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                                                  CONCESSION PER UNIT
PURCHASE AMOUNT                              (AS % OF THE PUBLIC OFFERING PRICE)
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Less than $50,000                                           3.60%
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$50,000 - $99,999                                           3.35
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$100,000 - $249,000                                         3.25
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$250,000 - $499,999                                         2.75
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$500,000 - $999,999                                         2.00
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$1,000,000 or more                                          1.25
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Rollover Purchases                                          2.60
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Fee Account and Employee Purchases                          0.00
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